Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Cash Flows [Abstract]
Capitalized interest	$ 7,156	$ 8,452	$ 3,529